Summary of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Restricted Stock Units (RSUs)
Number of Shares
Granted	969	0	0
Forfeited	(5)
Ending Balance	964
Weighted Average Grant Date Fair Value, Per Share
Granted	$ 16.64
Forfeited	$ 18.59
Ending Balance	$ 16.63